Annual Total Returns (Bar Chart) (Invesco V.I. Global Health Care Fund, Series II shares, Invesco V.I. Global Health Care Fund)	12 Months Ended
May 02, 2011
Invesco V.I. Global Health Care Fund | Series II shares, Invesco V.I. Global Health Care Fund
Annual Total Returns
'01	(12.80%)
'02	(24.64%)
'03	27.46%
'04	7.25%
'05	7.90%
'06	4.96%
'07	11.52%
'08	(28.78%)
'09	27.39%
'10	5.00%